Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations	The following reflects the Income (loss) and share data used in the basic and diluted earnings (loss) per ordinary share computations:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	(Unaudited)	(Unaudited)
	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	111,393,524	(134,319,481)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	103,790,000	111,496,668
Basic earnings (loss) per share	1.07	(1.20)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	111,393,524	(134,319,481)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	103,790,000	111,496,668
Adjusted for:
- incremental shares issuable related to options issued	112,581	—
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	103,902,581	111,496,668
Diluted earnings (loss) per share	1.07	(1.20)